Consolidated Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Consolidated Statements of Operations [Abstract]
Sales	$ 1,554,788,587	$ 1,070,387,103	$ 1,353,711,299
Cost of sales	1,244,714,305	1,184,589,553	1,412,851,079
Gross profit (loss)	310,074,282	(114,202,450)	(59,139,780)
Operating expenses (income):
Research and development	174,900,381	160,753,629	102,239,779
General and administrative	43,762,351	218,688,042	67,036,672
Selling and marketing	29,498,495	26,565,692	20,661,254
Amortization of acquired intangible assets	27,167,870	35,064,589	32,191,440
Impairment loss of long-lived assets	8,442,050	138,294,783	106,740,667
Loss (gain) from sale of plant and equipment and other fixed assets	(658,535)	3,832,310	(2,877,175)
Litigation settlement		269,637,431
Other operating income	(16,493,049)
Total operating expenses, net	266,619,563	852,836,476	325,992,637
Income (loss) from operations	43,454,719	(967,038,926)	(385,132,417)
Other income (expense):
Interest income	4,127,252	2,591,284	11,542,339
Interest expense	(22,655,830)	(24,699,336)	(50,766,958)
Change in the fair value of commitment to issue shares and warrants	(29,815,453)	(30,100,793)
Foreign currency exchange gain	5,024,930	7,302,121	11,425,279
Others, net	8,771,701	4,626,008	7,428,721
Total other expense, net	(34,547,400)	(40,280,716)	(20,370,619)
Income (loss) before income tax	8,907,319	(1,007,319,642)	(405,503,036)
Income tax benefit (expense)	4,818,497	46,624,242	(26,432,993)
Gain (loss) from equity investment	284,830	(1,782,142)	(444,211)
Net income (loss)	14,010,646	(962,477,542)	(432,380,240)
Accretion of interest to noncontrolling interest	(1,050,000)	(1,059,663)	(7,850,880)
Loss attributable to noncontrolling interest	139,751
Income (loss) attributable to Semiconductor Manufacturing International Corporation	$ 13,100,397	$ (963,537,205)	$ (440,231,120)
Earnings (loss) per share, basic	$ 0	$ (0.04)	$ (0.02)
Earnings (loss) per share, diluted	$ 0	$ (0.04)	$ (0.02)
Shares used in calculating basic earnings (loss) per share	24,258,437,559	22,359,237,084	18,682,544,866
Shares used in calculating diluted earnings (loss) per share	25,416,597,405	22,359,237,084	18,682,544,866